SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency transactions, description	The translation has been made at the rate of ¥6.9931 = US$1.00, the approximate exchange rate prevailing on December 31, 2025.	The translation has been made at the rate of ¥6.9931 = US$1.00, the approximate exchange rate prevailing on December 31, 2025.
Short-term investments	¥ 0				¥ 3,599,211	$ 0
Accrued interest income from short-term investment	0				17,411
Deferred offering cost	0			$ 800,000	2,529,724	0
Contract assets and contract liabilities from contracts with customers
Contract costs, net	26,500,000				53,547,408	3,800,000
Selling and distribution expenses	4,340,014	$ 620,614	¥ 5,177,944
Revenue recognized	3,634,599	519,741	263,824	$ 37,726
Accumulated impairment	0				0
Impairment loss	0		0
Investment income	0		¥ 0
Third Parties
Contract assets and contract liabilities from contracts with customers
Contract liabilities	1,273,179				4,719,255	182,062	$ 674,844	¥ 1,820,481
Revenue recognized	(3,634,599)	$ (519,740)			(761,824)
Related Parties
Contract assets and contract liabilities from contracts with customers
Contract liabilities	¥ 400,000				¥ 0	$ 57,199
Motor vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years					3 years
Motor vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years					5 years
Office equipment and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years					2 years
Office equipment and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years					5 years
Building | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	15 years					15 years
Building | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	40 years					40 years
Equipment
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years					10 years
Equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years					5 years
Equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years					10 years
Utilities and Facilities
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years					20 years
Utilities and Facilities | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years					5 years
Utilities and Facilities | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years					20 years